Share-based payment - Changes in activities of the options (Details) R$ / shares in Units, R$ in Thousands					12 Months Ended
	Oct. 31, 2025 shares	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 15, 2018 shares R$ / shares	Dec. 31, 2025 BRL (R$) shares R$ / shares	Dec. 31, 2024 BRL (R$) shares R$ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 shares	Dec. 31, 2023 R$ / shares	Dec. 31, 2023	Dec. 31, 2022 shares R$ / shares	Dec. 31, 2020 R$ / shares	Jan. 04, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental expense calculated by the fair value of the options granted | R$													R$ 15,990
Opening Balance, Shares					5,159,812,000	5,450,687,000		5,803,324,000
Granted, Shares					0	0				50,000,000
Expired/Cancelled, Shares					145,425,000	85,450,000		378,412,000
Exercised, Shares					470,174,000	205,425,000			24,225,000
Final Balance, Shares					4,544,213,000	5,159,812,000		5,450,687,000			5,803,324,000
Opening Balance, Weighted average price of the shares | R$ / shares					R$ 18.15	R$ 17.98			R$ 18.15
Granted, Weighted average price of the shares | R$ / shares					0	0			15.50
Expired/Cancelled, Weighted average price of the shares | R$ / shares					16.55	16.80			20.41
Exercised, Weighted average price of the shares | R$ / shares					15.89	14.56			4.47
Final Balance, Weighted average price of the shares | R$ / shares					R$ 18.43	R$ 18.15			R$ 17.98		R$ 18.15
Number of Shares Exercised					470,174,000	205,425,000			24,225,000
Costs recognized in employee benefits expenses | R$					R$ 7,507	R$ 28,792	R$ 32,692
Employee benefits expense | R$					1,090,333	937,761	790,739
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised, Shares	489,386
Number of Shares Exercised	489,386
Employee benefits expense | R$					R$ 3,798	R$ 17,993	R$ 33,616
2018 - Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					71,999,000	115,799,000		2,838,500,000
Exercised, Shares						43,800,000
Final Balance, Shares						71,999,000		115,799,000			2,838,500,000
Number of Shares Exercised						43,800,000
2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					71,999,000	115,799,000		135,599,000
Granted, Shares				5,452,464,000	0	0
Vesting					5 years
Expired/Cancelled, Shares					0	0		0
Exercised, Shares					71,999,000			19,800,000
Final Balance, Shares					0	71,999,000		115,799,000			135,599,000
Granted, Weighted average price of the shares | R$ / shares				R$ 1,800
Number of Shares Exercised					71,999,000			19,800,000
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					2,443,088,000	2,519,138,000		2,829,225,000
Granted, Shares			3,182,250,000		0	0		0		0
Vesting					5 years
Expired/Cancelled, Shares					25,350,000	8,325,000		309,412,000
Exercised, Shares					195,075,000	67,725,000		675,000
Final Balance, Shares					2,222,663,000	2,443,088,000		2,519,138,000			2,829,225,000
Granted, Weighted average price of the shares | R$ / shares			R$ 21,500
Number of Shares Exercised					195,075,000	67,725,000		675,000
Weighted average share price | R$ / shares												R$ 21,500
Risk-free rate												9.98%
Duration of the strike												7 years
Expected annualized volatility												64.28%
Fair value of the option at the grant/share date | R$ / shares												R$ 50.00
2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares					2,644,725,000	2,815,750,000
Granted, Shares		3,250,000,000			0	0		50,000,000
Vesting					5 years
Expired/Cancelled, Shares					120,075,000	77,125,000		69,000,000
Exercised, Shares					203,100,000	93,900,000		3,750,000
Final Balance, Shares					2,321,550,000	2,644,725,000		2,815,750,000
Granted, Weighted average price of the shares | R$ / shares		R$ 15,500
Number of Shares Exercised					203,100,000	93,900,000		3,750,000
Weighted average share price | R$ / shares											R$ 15,500
Risk-free rate											11.45%
Duration of the strike											7 years
Expected annualized volatility											38.81%
Fair value of the option at the grant/share date | R$ / shares											R$ 4,080.00
2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares								2,155,500
Expired/Cancelled, Shares					190,000
Exercised, Shares					1,524,000
Number of Shares Exercised					1,524,000
2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares						2,115,000
Expired/Cancelled, Shares					159,000
Exercised, Shares					988,250
Number of Shares Exercised					988,250
2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares					2,412,522
Expired/Cancelled, Shares					145,666
Exercised, Shares					539,071
Number of Shares Exercised					539,071